Investment Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investment Securities

 2.  Investment Securities

The amortized cost, gross unrealized gains and losses and fair values of available for sale and held to maturity securities at March 31, 2014 were as follows:

	March 31, 2014
	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
	(In thousands)
Available for sale securities:
U.S. Government and agency obligations
Due from one through five years	$1,000	$—	$(18)	$982
Due from five through ten years	9,984	27	(226)	9,785
	10,984	27	(244)	10,767
State agency and municipal obligations
Due from five through ten years	4,114	191	—	4,305
Due after ten years	8,263	479	—	8,742
	12,377	670	—	13,047
Corporate bonds
Due from one through five years	10,234	416	(14)	10,636
Government-sponsored mortgage-backed securities	1,021	86	—	1,107
Total available for sale securities	$34,616	$1,199	$(258)	$35,557
Held to maturity securities:
U.S. Government and agency obligations
Due from one through five years	$1,018	$—	$—	$1,018
State agency and municipal obligations
Due after ten years	11,445	—	—	11,445
Corporate bonds
Due from five through ten years	1,000	14	—	1,014
Government-sponsored mortgage-backed securities	317	33	—	350
Total held to maturity securities	$13,780	$47	$—	$13,827

The amortized cost, gross unrealized gains and losses and fair values of available for sale and held to maturity securities at December 31, 2013 were as follows:

	December 31, 2013
	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
	(In thousands)
Available for sale securities:
U.S. Government and agency obligations
Due from one through five years	$1,000	$—	$(17)	$983
Due from five through ten years	4,997	—	(292)	4,705
	5,997	—	(309)	5,688
State agency and municipal obligations
Due from five through ten years	3,125	152	—	3,277
Due after ten years	8,480	375	—	8,855
	11,605	527	—	12,132
Corporate bonds
Due from one through five years	9,166	411	(11)	9,566
Government-sponsored mortgage-backed securities	1,133	78	—	1,211
Total available for sale securities	$27,901	$1,016	$(320)	$28,597
Held to maturity securities:
U.S. Government and agency obligations
Due from one through five years	$1,021	$—	$(2)	$1,019
State agency and municipal obligations
Due after ten years	11,461	—	—	11,461
Corporate bonds
Due from five through ten years	1,000	—	(27)	973
Government-sponsored mortgage-backed securities	334	28	—	362
Total held to maturity securities	$13,816	$28	$(29)	$13,815

There were no sales of, or realized gains or losses on investment securities during the three months ended March 31, 2014 and 2013.
At March 31, 2014 and December 31, 2013, securities with approximate fair values of $5.8 million and $6.2 million, respectively, were pledged as collateral for public deposits.
The following table provides information regarding investment securities with unrealized losses, aggregated by investment category and length of time that individual securities had been in a continuous unrealized loss position at March 31, 2014 and December 31, 2013:

	Length of Time in Continuous Unrealized Loss Position
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(In thousands)
March 31, 2014
U.S. Government and agency obligations	$4,823	$(175)	$930	$(69)	$5,753	$(244)
Corporate bonds	1,078	(4)	989	(10)	2,067	(14)
Total investment securities	$5,901	$(179)	$1,919	$(79)	$7,820	$(258)
December 31, 2013
U.S. Government and agency obligations	$5,797	$(222)	$910	$(89)	$6,707	$(311)
Corporate bonds	—	—	1,961	(38)	1,961	(38)
Total investment securities	$5,797	$(222)	$2,871	$(127)	$8,668	$(349)

At March 31, 2014 and December 31, 2013, there were eight individual investment securities, respectively, in which the fair value of the security was less than the amortized cost of the security. Management believes the unrealized losses are temporary and are the result of recent market conditions, and determined that there has been no deterioration in credit quality subsequent to purchase.
The U.S. Government and agency obligations owned are either direct obligations of the U.S. Government or are issued by one of the shareholder-owned corporations chartered by the U.S. Government. The Company’s corporate bonds are all rated above investment grade. The U.S. Government and agency obligations and the corporate bonds have experienced declines due to general market conditions. Management determined that there has been no deterioration in credit quality subsequent to purchase and believes that unrealized losses are temporary, resulting from recent market conditions.

  6.  Investment Securities
The amortized cost, gross unrealized gains and losses and fair values of available for sale and held to maturity securities at December 31, 2013 were as follows:

	December 31, 2013
	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
	(In thousands)
Available for sale securities:
U.S. Government and agency obligations
Due from one through five years	$1,000	$—	$(17)	$983
Due from five through ten years	4,997	—	(292)	4,705
	5,997	—	(309)	5,688
State agency and municipal obligations
Due from five through ten years	3,125	152	—	3,277
Due after ten years	8,480	375	—	8,855
	11,605	527	—	12,132
Corporate bonds
Due from one through five years	9,166	411	(11)	9,566
Government-sponsored mortgage backed securities	1,133	78	—	1,211
Total available for sale securities	$27,901	$1,016	$(320)	$28,597
Held to maturity securities:
U.S. Government and agency obligations
Due from one through five years	$1,021	$—	$(2)	$1,019
State agency and municipal obligations
Due after ten years	11,461	—	—	11,461
Corporate bonds
Due from five through ten years	1,000	—	(27)	973
Government-sponsored mortgage backed securities	334	28	—	362
Total held to maturity securities	$13,816	$28	$(29)	$13,815

The amortized cost, gross unrealized gains and losses and fair values of available for sale and held to maturity securities at December 31, 2012 were as follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
	(In thousands)
Available for sale securities:
U.S. Government and agency obligations
Due from five through ten years	$5,997	$16	$(8)	$6,005
State agency and municipal obligations
Due from five through ten years	3,631	286	—	3,917
Due after ten years	13,405	1,209	—	14,614
	17,036	1,495	—	18,531
Corporate bonds
Due from one through five years	11,612	657	(14)	12,255
Due from five through ten years	2,069	232	—	2,301
	13,681	889	(14)	14,556
Government-sponsored mortgage backed securities	1,872	94	—	1,966
Total available for sale securities	$38,586	$2,494	$(22)	$41,058
Held to maturity securities:
State agency and municipal obligations
Due after ten years	$3,903	$—	$—	$3,903
Corporate bonds
Due from five through ten years	1,000	—	(96)	904
Government-sponsored mortgage backed securities	451	34	—	485
Total held to maturity securities	$5,354	$34	$(96)	$5,292

For the years ended December 31, 2013, 2012 and 2011, the Company realized gross gains of $648 thousand, $76 thousand and $250 thousand from the sales of investment securities, respectively. For the years ended December 31, 2013, 2012 and 2011, gross losses on the sale of investment securities were $0, $95 thousand and $0, respectively. These amounts were reclassified out of accumulated other comprehensive income and included in net income under the line item “net gain (loss) on sale of available for sale securities” in noninterest income.
At December 31, 2013 and 2012, securities with approximate fair values of $6.2 million and $5.0 million, respectively, were pledged as collateral for public deposits.
The following is a summary of the fair value and related unrealized losses of temporarily impaired investment securities, aggregated by investment category and length of time that individual securities had been in a continuous unrealized loss position at December 31, 2013 and 2012:

	Length of Time in Continuous Unrealized Loss Position
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(In thousands)
December 31, 2013
U.S. Government and agency obligations	$5,797	$(222)	$910	$(89)	$6,707	$(311)
Corporate bonds	—	—	1,961	(38)	1,961	(38)
Total investment securities	$5,797	$(222)	$2,871	$(127)	$8,668	$(349)
December 31, 2012
U.S. Government and agency obligations	$1,991	$(8)	$—	$—	$1,991	$(8)
Corporate bonds	—	—	1,889	(110)	1,889	(110)
Total investment securities	$1,991	$(8)	$1,889	$(110)	$3,880	$(118)

At December 31, 2013 and 2012, there were eight and four individual investment securities, respectively, in which the fair value of the security was less than the amortized cost of the security. Management believes the unrealized losses are temporary and are the result of recent market conditions, and determined that there has been no deterioration in credit quality subsequent to purchase.
The U.S. Government and agency obligations owned are either direct obligations of the U.S. Government or are issued by one of the stockholder-owned corporations chartered by the U.S. Government. The Company’s corporate bonds are all rated above investment grade. The U.S. Government and agency obligations and the corporate bonds have experienced declines due to general market conditions. Management determined that there has been no deterioration in credit quality subsequent to purchase and believes that unrealized losses are temporary, resulting from recent market conditions.